Business Combinations	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about business combination [abstract]
Disclosure of business combinations [text block]
Note 15
Business Combinations

a)

Bebidas Bolivianas BBO S.A.

On May 7, 2014, the Company acquired 34% of the stock rights of Bebidas Bolivianas BBO S.A. a Bolivian closed stock company that produces soft drinks and beers in three factories located in the cities of Santa Cruz de la Sierra and Nuestra Señora de la Paz. The amount of this transaction was US$ 24.303.000, equivalents to ThCh$ 13,776,885. On December 9, 2015, the Company paid an increased of capital for an amount of US$ 2,720,000, equivalents to

ThCh$ 1,921,245. On June 8, 2016 and November 10, 2016, the Company paid an increased of capital for an amount of US$ 2,221,696, equivalents to ThCh$ 1,510,420 and US$ 1,019,970, equivalents to ThCh$ 663,951, respectively. This transaction did not change the percentage of participation because both partners concurred in proportion to their current participation.

O
n August 9, 2018, the Company acquired an additional 17% of the shares of BBO for an amount of
US$ 8,500,000, equivalents to ThCh$ 5,457,935, remaining with a 51% stake in BBO, on this date the Company proceeded to consolidate this business.

The Company has determined the fair values of assets and liabilities for this business combination (see
Note 1 – General information, letter D
).

On September 20, 2018, the Company paid committed capital of US$ 1,530,029 (equivalent to ThCh$ 1,044,688) in BBO. This transaction did not change the percentage of participation because both partners concurred in proportion to their current participation.

On June 28, 2019 and on July 11, 2019 the subsidiary CCU Inversiones II Ltda. made capital contributions to Bebidas Bolivianas BBO S.A. for an amount of US$ 1,249,713 (equivalent to
ThCh$
849,630) and an amount of US$ 178,305 (equivalents to ThCh$ 122,210) respectively.
This transaction did not change the percentage of participation because both partners concurred in proportion to their current participation.

b)  Cervecera Guayacán SpA.

On August 31, 2018, the subsidiary Cervecería Kunstmann S.A. (CK) acquired an additional 30.0004% of the stock rights of Cervecera Guayacán SpA., for an amount of ThCh$ 361,560, equivalent to 39,232 shares and the subscription and payment of ThCh$ 470,711, equivalent to 49,038 shares. As a consequence above mentioned CK has the 50.0004% stake in Cervecera Guayacán SpA.

The Company has determined the fair values of assets and liabilities for this business combination (see
Note 1 - General information, letter D
).

c)  Bodega San Juan S.A.U.

In December 2018, the subsidiary Viña San Pedro Tarapacá S.A. (VSPT) signed an agreement to acquire a part of the
Pernod
Ricard wine business in Argentina. The purchase agreement, subject to local regulatory approval, included the Argentine wine brands Graffigna, Colón and Santa Silvia, which represent approximately 1.5 million boxes of 9-liter wine bottles per year. Bodegas Graffigna has a winery warehouse in the province of San Juan, two fields in the same province, and a field in Mendoza.

On January 28, 2019, the Argentine subsidiary Finca La Celia S.A. established the company Bodega San Juan S.A.U. making a capital contribution of ARS 100,000, in order to use it as a vehicle for the acquisition of the Graffigna, Colón and Santa Silvia wine business of Pernod Ricard Argentina S.R.L., in addition to the purchase of Graffigna winery and the Pocito vineyards, Cañada Honda and La Consulta.

On May 31, 2019, the subsidiary VSPT made a capital contribution to the subsidiary Finca La Celia S.A. by US$ 14,000,000, equivalent to
ThCh$
9,910,040 and on the same date the subsidiary Finca La Celia S.A. made a capital contribution to Bodega San Juan S.A.U. for US$ 2,806,820, equivalent to
ThCh$
1,986,836.

On May 31, 2019, Bodega San Juan S.A.U. through a deed of sale became the owner of the businesses associated with the operation of the winery and the Pocito and Cañada Honda vineyards.

For this business combination the Company has determined the fair values of assets and liabilities (See
Note 1 - General Information letter D
)
).

d)  Cervecería Szot SpA.

On August 30, 2019, the subsidiary Cervecería Kunstmann S.A. (CK) acquired an additional 5.001% of Cervecería Szot SpA. coming from the purchase of 5,001 shares equivalent to ThCh$ 6,156. As a result of the aforementioned, CK reached a total interest of 50.001% on said subsidiary.

On August 28, 2020, Szot carried out a capital increase equivalent of 95,710 shares of which CK participated in the subscription of 63,022 shares at a value of ThCh$ 176,620. Subsequently, on the same date, CK sold 15,167 shares equivalent to ThCh$ 42,506 to Representaciones Chile Beer Kevin Michael Szot E.I.R.L. As a result of the forementioned, CK ended with a total participation of 50.0005% in this subsidiary.

For the business combination described above, the fair values of the assets and liabilities have been determined (see
Note 1 – General information, letter D
).

e)  Mahina SpA.

On February 18, 2020, the subsidiary Cervecería Kunstmann S.A. (CK) acquired the
50.1000%
,
 by pur
c
hasing
501 shares
,
of
the company Mahina SpA. at a value of ThCh$ 525,000. Later on
, o
n
 the same date, Mahina SpA. carried out a capital increase equivalent to 100 shares of which CK subscribed 50 shares at a value of ThCh$ 50,000. As a consequence, CK owns 551 shares equivalent to 50.0909%. Additionally, it was incorporated into the consolidation process of CCU (See
Note 15 - Business combinations
).

For the business combination described above, the provisional fair values of the assets and liabilities have been determined (see
Note 1 – General information, letter D
).

f)  La Consulta Vineyard.

On June 1, 2020, the Argentine subsidiary Finca La Celia S.A. became the owner of the operation of La Consulta vineyard by a deed of sale and after having obtained regulatory approvals in Argentina.

For the business combination described above, the provisional fair values of assets and liabilities have been determined (See
Note 1 - General Information letter D
)).

As of
December 31, 2020
, the Company has no other business combinations.